Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Cash equivalents			$ 0	$ 0
Warrants outstanding			400	1,995
Decrease depreciation expense	$ 405,000
Convertible Notes Payable [Member]
Product Information [Line Items]
Antidilutive securities shares			9,153,859	5,222
Stock Options Granted To Employees [Member]
Product Information [Line Items]
Antidilutive securities shares			11,019	10,193
Stock Options Granted To Board Members Or Consultants [Member]
Product Information [Line Items]
Antidilutive securities shares			0	2,389
Stock options				5,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Customer [Member]
Product Information [Line Items]
Concentration risk, percentage			23.40%	75.76%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk, percentage	90.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk, percentage		31.00%	0.00%	60.00%
Silver Fuels Processing LLC [Member]
Product Information [Line Items]
Revenue from related parties	$ 5,364,726	$ 4,551,775	$ 20,225,406	$ 31,199,089
Minimum [Member]
Product Information [Line Items]
Amortized useful lives			7 years
Maximum [Member]
Product Information [Line Items]
Amortized useful lives			20 years